Assets and Liabilities of VIE Included in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Assets:
Cash and cash equivalents	¥ 1,046,466	¥ 826,361	¥ 894,576	¥ 1,014,412
Property, plant and equipment, net	750,010	861,550
Intangibles, net	675,663	694,621
Goodwill	691,803	643,243	576,758
Other noncurrent assets	2,184,014	2,115,736
Total assets	15,333,720	14,211,033
Liabilities:
Other current liabilities	545,753	469,024
Other noncurrent liabilities	302,299	349,985
Total liabilities	12,546,464	11,536,032
Variable interest entity
Assets:
Cash and cash equivalents	6,495
Account receivables, net	3,315
Other current assets	26,226
Property, plant and equipment, net	1,330
Intangibles, net	61,269
Goodwill	15,570
Other noncurrent assets	6,395
Total assets	120,600
Liabilities:
Accounts payable and accrued expenses	42,329
Other current liabilities	9,498
Other noncurrent liabilities	3,136
Total liabilities	¥ 54,963